Schedule of Investments (unaudited) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.4%

Australia — 7.1%
AGL Energy Ltd.	15,535	$243,718
Amcor Ltd.	40,080	453,058
Aurizon Holdings Ltd.	50,949	170,960
AusNet Services	142,764	178,738
Australia & New Zealand Banking Group Ltd.	10,045	192,709
Brambles Ltd.	17,536	149,015
Caltex Australia Ltd.	12,626	242,107
Coca-Cola Amatil Ltd.	26,064	161,677
Cochlear Ltd.	2,147	283,801
Commonwealth Bank of Australia	13,888	729,887
CSL Ltd.	2,072	290,622
Dexus	41,598	367,258
Flight Centre Travel Group Ltd.	2,187	59,244
Goodman Group	31,313	291,386
GPT Group	64,505	260,926
Insurance Australia Group Ltd.	44,673	248,224
Medibank Pvt Ltd.	61,219	123,379
Mirvac Group	142,215	284,699
National Australia Bank Ltd.	10,122	180,729
Newcrest Mining Ltd.	25,918	457,847
Scentre Group	166,387	448,829
Sonic Healthcare Ltd.	35,199	636,534
Stockland	35,611	94,801
Sydney Airport(a)	22,104	118,812
Telstra Corp. Ltd.	148,885	354,621
Transurban Group(a)	72,183	683,532
Vicinity Centres	139,669	250,473
Wesfarmers Ltd.	38,136	967,979
Westpac Banking Corp.	18,673	362,749
Woolworths Group Ltd.	61,718	1,385,725

		10,674,039

Belgium — 2.9%
Ageas	5,364	283,463
Colruyt SA	12,986	937,448
Groupe Bruxelles Lambert SA	13,231	1,267,003
KBC Group NV	3,613	268,214
Proximus SADP	30,571	856,205
UCB SA	8,039	638,931

		4,251,264

Denmark — 3.1%
Carlsberg A/S, Class B	2,979	385,187
Chr Hansen Holding A/S	2,407	245,950
Coloplast A/S, Class B	4,429	478,427
DSV A/S	7,400	685,742
H Lundbeck A/S	2,743	115,640
ISS A/S	9,949	309,828
Novo Nordisk A/S, Class B	11,738	575,098
Orsted A/S(b)	12,002	918,862
Pandora A/S	4,099	171,933

Security	Shares	Value

Denmark (continued)
Tryg A/S	26,224	$802,577

		4,689,244

Finland — 1.6%
Elisa OYJ	20,912	887,299
Neste OYJ	7,110	235,005
Sampo OYJ, Class A	27,757	1,270,941

		2,393,245

France — 6.2%
Aeroports de Paris	3,485	709,939
Air Liquide SA	3,364	447,519
Covivio	1,659	179,561
Danone SA	7,511	607,227
Dassault Aviation SA	50	75,652
Dassault Systemes SE	614	97,235
EssilorLuxottica SA(c)	3,866	471,028
Eutelsat Communications SA	3,873	69,996
Getlink SE	10,134	163,116
Hermes International	1,772	1,246,720
L’Oreal SA	3,533	971,760
Orange SA	39,997	625,095
Pernod Ricard SA	2,219	386,920
Sanofi	12,638	1,102,656
SCOR SE	3,174	129,577
SEB SA	521	95,453
Societe BIC SA	1,791	154,288
Sodexo SA(d)	4,911	563,212
Thales SA	7,349	878,040
TOTAL SA	5,435	302,136

		9,277,130

Germany — 3.5%
adidas AG	372	95,823
Axel Springer SE	1,073	60,774
Beiersdorf AG	6,764	740,122
Deutsche Lufthansa AG, Registered Shares	3,660	88,549
Deutsche Telekom AG, Registered Shares	29,384	492,326
Fraport AG Frankfurt Airport Services Worldwide	986	82,080
Fresenius Medical Care AG & Co. KGaA	7,338	618,472
Hannover Rueck SE	1,540	232,555
Henkel AG & Co. KGaA	4,192	399,744
Innogy SE(c)	13,003	564,408
Innogy SE(b)	1,377	63,925
Merck KGaA	3,955	421,565
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,014	998,899
SAP SE	671	86,498
Symrise AG	1,060	101,888
TUI AG	4,613	51,368

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE	6,378	$193,530

		5,292,526

Hong Kong — 9.0%
BOC Hong Kong Holdings Ltd.	68,000	304,790
CK Infrastructure Holdings Ltd.	92,000	746,076
CLP Holdings Ltd.	187,000	2,122,387
Dairy Farm International Holdings Ltd.	35,400	277,310
Hang Seng Bank Ltd.	38,100	1,001,025
HK Electric Investments & HK Electric Investments Ltd.	573,000	561,503
HKT Trust & HKT Ltd.(a)	818,000	1,267,958
Hong Kong & China Gas Co. Ltd.	1,068,940	2,551,836
Hongkong Land Holdings Ltd.	16,500	115,201
Jardine Matheson Holdings Ltd.	8,700	572,722
Jardine Strategic Holdings Ltd.	8,700	329,114
Link REIT	60,500	706,879
MTR Corp. Ltd.	256,000	1,525,102
PCCW Ltd.	618,000	372,641
Power Assets Holdings Ltd.	141,500	986,987
Yue Yuen Industrial Holdings Ltd.	26,000	83,979

		13,525,510

Ireland — 1.5%
AIB Group PLC	30,052	139,618
James Hardie Industries PLC	10,027	136,420
Kerry Group PLC, Class A	12,599	1,410,278
Paddy Power Betfair PLC	769	64,412
Ryanair Holdings PLC, ADR(c)	5,365	416,539

		2,167,267

Israel — 1.8%
Azrieli Group Ltd.	1,374	78,280
Bank Hapoalim BM	78,593	578,587
Bank Leumi Le-Israel BM	110,720	758,204
Bezeq The Israeli Telecommunication Corp. Ltd.	72,403	49,529
Check Point Software Technologies Ltd.(c)(d)	3,542	427,732
Elbit Systems Ltd.	591	82,385
Mizrahi Tefahot Bank Ltd.	26,176	566,634
NICE Ltd.(c)	1,445	199,057

		2,740,408

Italy — 0.1%
Snam SpA	24,694	125,714
Terna Rete Elettrica Nazionale SpA	12,731	76,376

		202,090

Japan — 27.6%
ABC-Mart, Inc.	7,100	441,264
Ajinomoto Co., Inc.	17,200	278,288

Security	Shares	Value

Japan (continued)
ANA Holdings, Inc.	23,500	$822,423
Aozora Bank Ltd.	3,300	80,631
Asahi Group Holdings Ltd.	10,700	466,555
Astellas Pharma, Inc.	70,300	952,134
Benesse Holdings, Inc.	3,400	94,003
Canon, Inc.	42,700	1,184,842
Central Japan Railway Co.	2,400	516,094
Chugai Pharmaceutical Co. Ltd.	3,300	209,274
Chugoku Electric Power Co., Inc.	30,600	365,352
Daiichi Sankyo Co. Ltd.	7,400	365,889
Daito Trust Construction Co. Ltd.	2,200	294,587
Daiwa House REIT Investment Corp.	377	865,697
East Japan Railway Co.	8,400	791,631
FamilyMart UNY Holdings Co. Ltd.	10,800	287,999
Hankyu Hanshin Holdings, Inc.	5,700	213,106
Hikari Tsushin, Inc.	1,200	222,490
Japan Airlines Co. Ltd.	23,800	776,198
Japan Post Bank Co. Ltd.	46,200	508,677
Japan Post Holdings Co. Ltd.	102,300	1,145,723
Japan Prime Realty Investment Corp.	180	719,667
Japan Real Estate Investment Corp.	253	1,402,419
Japan Retail Fund Investment Corp.	568	1,085,351
Japan Tobacco, Inc.	23,700	547,651
Kamigumi Co. Ltd.	5,700	136,165
Kao Corp.	4,900	378,267
KDDI Corp.	23,300	537,008
Kintetsu Group Holdings Co. Ltd.	9,200	408,927
Kirin Holdings Co. Ltd.	15,200	345,777
Kyowa Hakko Kirin Co. Ltd.	4,000	77,813
Kyushu Electric Power Co., Inc.	17,300	167,537
Kyushu Railway Co.	26,000	847,190
Lawson, Inc.	10,800	504,253
Maruichi Steel Tube Ltd.	4,200	116,117
McDonald’s Holdings Co. Japan Ltd.	13,800	639,058
MEIJI Holdings Co. Ltd.	6,500	512,369
Mitsubishi Tanabe Pharma Corp.	41,300	519,847
Mizuho Financial Group, Inc.	248,900	388,714
Nagoya Railroad Co. Ltd.	23,500	636,967
NEC Corp.	15,100	509,973
NH Foods Ltd.	2,100	84,633
Nippon Building Fund, Inc.	215	1,384,472
Nippon Prologis REIT, Inc.	377	809,598
Nippon Telegraph & Telephone Corp.	34,600	1,439,650
Nissan Motor Co. Ltd.	154,700	1,241,938
Nissin Foods Holdings Co. Ltd.	11,700	774,323
Nitori Holdings Co. Ltd.	3,700	441,419
Nomura Real Estate Master Fund, Inc.	482	706,242
NTT DOCOMO, Inc.	85,000	1,845,824
Ono Pharmaceutical Co. Ltd.	11,400	214,152
Oriental Land Co. Ltd.	8,600	951,236
Osaka Gas Co. Ltd.	4,800	88,795

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Corp.	2,800	$110,132
Otsuka Holdings Co. Ltd.	13,300	475,469
Park24 Co. Ltd.	11,300	237,746
Ryohin Keikaku Co. Ltd.	700	133,521
Sankyo Co. Ltd.	9,600	379,136
Secom Co. Ltd.	8,200	689,876
Seven & i Holdings Co. Ltd.	12,825	443,838
Shimamura Co. Ltd.	4,500	335,538
Shimano, Inc.	1,100	161,682
Shionogi & Co. Ltd.	5,500	321,271
Suntory Beverage & Food Ltd.	22,700	1,003,775
Taisho Pharmaceutical Holdings Co. Ltd.	6,900	638,251
Takashimaya Co. Ltd.	4,100	46,101
Takeda Pharmaceutical Co. Ltd.	10,300	380,088
Terumo Corp.	5,200	156,929
Tobu Railway Co. Ltd.	15,400	436,070
Toho Co. Ltd.	3,900	163,778
Tokyo Gas Co. Ltd.	12,900	328,204
Toray Industries, Inc.	15,000	102,646
Toyo Suisan Kaisha Ltd.	18,100	691,137
Tsuruha Holdings, Inc.	1,400	119,316
Unicharm Corp.	5,300	174,910
United Urban Investment Corp.	625	997,842
USS Co. Ltd.	4,600	88,301
West Japan Railway Co.	6,200	461,118
Yakult Honsha Co. Ltd.	1,100	75,103
Yamada Denki Co. Ltd.	123,900	587,339
Yamaguchi Financial Group, Inc.	9,600	71,028
Yamazaki Baking Co. Ltd.	5,500	81,935

		41,238,289

Luxembourg — 0.3%
RTL Group SA	7,931	446,897

Netherlands — 1.3%
Heineken NV	3,063	331,133
Koninklijke Ahold Delhaize NV	32,542	784,313
NN Group NV	5,428	236,876
NXP Semiconductors NV	1,437	151,776
Royal Dutch Shell PLC, Class A	13,387	426,529
Unilever NV CVA	1,217	73,634

		2,004,261

New Zealand — 0.7%
Auckland International Airport Ltd.	17,535	93,351
Fisher & Paykel Healthcare Corp. Ltd.	13,309	140,794
Meridian Energy Ltd.	112,545	305,715
Ryman Healthcare Ltd.	18,198	147,783

Security	Shares	Value

New Zeland (continued)
Spark New Zealand Ltd.	121,608	$298,386

		986,029

Norway — 0.6%
Gjensidige Forsikring ASA	12,915	251,144
Mowi ASA(c)	11,759	255,117
Orkla ASA	16,098	126,346
Telenor ASA	10,479	210,647

		843,254

Singapore — 4.1%
Ascendas Real Estate Investment Trust	57,000	125,911
CapitaLand Mall Trust	346,900	617,686
DBS Group Holdings Ltd.	47,800	994,022
Oversea-Chinese Banking Corp. Ltd.	130,300	1,160,745
SATS Ltd.	104,600	402,295
Singapore Airlines Ltd.	110,400	786,636
Singapore Exchange Ltd.	16,800	91,219
Singapore Technologies Engineering Ltd.	28,200	82,175
Singapore Telecommunications Ltd.	425,500	992,625
United Overseas Bank Ltd.	33,735	690,841
Wilmar International Ltd.	67,600	180,788

		6,124,943

Spain — 0.1%
Red Electrica Corp. SA	8,443	175,225

Sweden — 1.2%
Hennes & Mauritz AB, Class B	8,912	155,505
ICA Gruppen AB	6,963	251,843
Svenska Handelsbanken AB, Class A	7,191	78,548
Swedbank AB, Class A	8,878	145,060
Swedish Match AB	11,204	546,302
Telia Co. AB	142,391	606,660

		1,783,918

Switzerland — 13.8%
Alcon, Inc.(c)	4,746	273,316
Baloise Holding AG, Registered Shares	4,906	841,091
Barry Callebaut AG, Registered Shares	234	429,049
Chocoladefabriken Lindt & Spruengli AG	127	844,011
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	379,312
Cie Financiere Richemont SA, Registered Shares	1,080	78,950
Givaudan SA, Registered Shares	561	1,452,600
Kuehne + Nagel International AG, Registered Shares	9,744	1,416,337
Nestle SA, Registered Shares	25,141	2,420,515
Novartis AG, Registered Shares	23,833	1,952,878
Partners Group Holding AG	1,416	1,068,039
Roche Holding AG	7,994	2,109,323

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Registered Shares	569	$120,972
Sonova Holding AG, Registered Shares	1,585	320,142
Swiss Life Holding AG, Registered Shares(c)	2,241	1,053,557
Swiss Prime Site AG, Registered Shares(c)	8,648	694,472
Swiss Re AG	17,564	1,691,023
Swisscom AG, Registered Shares	4,079	1,900,627
Zurich Insurance Group AG	5,123	1,633,047

		20,679,261

United Kingdom — 11.9%
Admiral Group PLC	12,794	368,522
AstraZeneca PLC	13,578	1,011,558
BAE Systems PLC	90,390	580,962
Berkeley Group Holdings PLC	2,271	111,408
BP PLC	26,012	189,151
British American Tobacco PLC	8,930	349,600
BT Group PLC	103,039	307,470
Bunzl PLC	3,543	106,861
Burberry Group PLC	7,070	186,344
Carnival PLC	7,874	417,437
Centrica PLC	35,063	48,743
Coca-Cola European Partners PLC(c)	6,861	367,681
Compass Group PLC	61,033	1,388,736
Croda International PLC	2,389	161,828
Diageo PLC	38,002	1,602,078
Direct Line Insurance Group PLC	196,260	844,516
Experian PLC	3,559	103,599
GlaxoSmithKline PLC	73,030	1,500,271
HSBC Holdings PLC	102,381	892,042
Imperial Brands PLC	11,094	352,991

Security	Shares	Value

United Kingdom (continued)
Kingfisher PLC	86,309	$297,609
Marks & Spencer Group PLC	89,390	333,448
National Grid PLC	121,896	1,335,484
Pearson PLC	12,049	130,525
Persimmon PLC	2,696	78,758
Reckitt Benckiser Group PLC	3,477	281,312
RELX PLC	53,511	1,229,449
Royal Mail PLC	79,277	261,582
RSA Insurance Group PLC	79,014	560,139
Severn Trent PLC	8,711	231,874
Smith & Nephew PLC	42,846	828,319
SSE PLC	28,080	420,150
Taylor Wimpey PLC	42,293	100,269
Unilever PLC	3,154	191,180
United Utilities Group PLC	19,010	206,221
Vodafone Group PLC	267,104	495,444

		17,873,561

Total Long-Term Investments — 98.4% (Cost — $137,677,663)		147,368,361

Short-Term Securities — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	1,012,752	1,013,157

Total Short-Term Securities — 0.7% (Cost — $1,012,974)		1,013,157

Total Investments — 99.1% (Cost — $138,690,637)		148,381,518

Other Assets Less Liabilities — 0.9%		1,324,628

Net Assets — 100.0%		$149,706,146

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund

(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	583,404	429,348	1,012,752	$1,013,157	$6,119	(b)	$223	$77
BlackRock Cash Funds: Treasury, SL Agency Shares	97,865	(97,865)	—	—	2,787		—	—

				$1,013,157	$8,906		$223	$77

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR      American Depositary Receipts

CVA      Certificaten Van Aandelen (Dutch Certificate)

FTSE    Financial Times Stock Exchange

REIT     Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts:
Nikkei 225 Index	4	06/13/19	$401	$10,427
SPI 200 Index	6	06/20/19	667	12,009
FTSE 100 Index	7	06/21/19	673	1,308

				$23,744

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$10,674,039	$—	$10,674,039
Belgium	—	4,251,264	—	4,251,264
Denmark	1,090,795	3,598,449	—	4,689,244
Finland	887,299	1,505,946	—	2,393,245
France	1,425,652	7,851,478	—	9,277,130
Germany	730,221	4,562,305	—	5,292,526
Hong Kong	1,267,958	12,257,552	—	13,525,510
Ireland	1,891,229	276,038	—	2,167,267
Israel	427,732	2,312,676	—	2,740,408
Italy	—	202,090	—	202,090
Japan	—	41,238,289	—	41,238,289
Luxembourg	—	446,897	—	446,897
Netherlands	151,776	1,852,485	—	2,004,261
New Zealand	—	986,029	—	986,029
Norway	—	843,254	—	843,254
Singapore	—	6,124,943	—	6,124,943
Spain	—	175,225	—	175,225
Sweden	251,843	1,532,075	—	1,783,918
Switzerland	652,628	20,026,633	—	20,679,261
United Kingdom	367,681	17,505,880	—	17,873,561
Short-Term Securities	1,013,157	—	—	1,013,157

	$10,157,971	$138,223,547	$—	$148,381,518

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Min Vol EAFE Index Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$23,744	$—	$—	$23,744

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

7